American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
May 31, 2024

Avantis Core Fixed Income ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 62.9%
Aerospace and Defense — 1.6%
Boeing Co., 2.20%, 2/4/26	710,000	666,633
Boeing Co., 5.04%, 5/1/27	635,000	620,782
General Dynamics Corp., 3.625%, 4/1/30	355,000	330,482
General Dynamics Corp., 4.25%, 4/1/40	1,353,000	1,191,182
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	1,115,000	1,044,996
Lockheed Martin Corp., 3.55%, 1/15/26	338,000	329,562
Lockheed Martin Corp., 5.10%, 11/15/27	200,000	201,080
Lockheed Martin Corp., 3.90%, 6/15/32	678,000	628,192
Lockheed Martin Corp., 5.25%, 1/15/33	2,423,000	2,456,147
Lockheed Martin Corp., 4.75%, 2/15/34	400,000	387,623
Lockheed Martin Corp., 4.50%, 5/15/36	1,588,000	1,479,322
Northrop Grumman Corp., 2.93%, 1/15/25(1)	170,000	167,279
Precision Castparts Corp., 3.25%, 6/15/25	630,000	617,383
RTX Corp., 3.50%, 3/15/27	215,000	205,925
RTX Corp., 6.05%, 6/1/36	175,000	181,247
RTX Corp., 4.45%, 11/16/38	250,000	220,914
Textron, Inc., 3.65%, 3/15/27	61,000	58,301
Textron, Inc., 3.90%, 9/17/29	150,000	140,014
Textron, Inc., 2.45%, 3/15/31	489,000	408,087
		11,335,151
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., 6.20%, 1/15/38	510,000	553,665
United Parcel Service, Inc., 4.875%, 11/15/40	761,000	716,315
		1,269,980
Automobiles — 1.0%
American Honda Finance Corp., 1.00%, 9/10/25	200,000	189,211
American Honda Finance Corp., 1.30%, 9/9/26	300,000	275,096
American Honda Finance Corp., 2.35%, 1/8/27	762,000	712,140
American Honda Finance Corp., 2.00%, 3/24/28	250,000	223,810
American Honda Finance Corp., 5.125%, 7/7/28	180,000	180,493
General Motors Co., 4.00%, 4/1/25	100,000	98,589
General Motors Co., 4.20%, 10/1/27	322,000	309,413
General Motors Financial Co., Inc., 4.35%, 4/9/25	100,000	98,862
General Motors Financial Co., Inc., 6.05%, 10/10/25	350,000	351,860
General Motors Financial Co., Inc., 4.00%, 10/6/26	350,000	338,257
General Motors Financial Co., Inc., 5.65%, 1/17/29	400,000	400,893
General Motors Financial Co., Inc., 2.35%, 1/8/31	90,000	73,476
General Motors Financial Co., Inc., 6.40%, 1/9/33	410,000	424,582
Toyota Motor Corp., 2.36%, 3/25/31	221,000	189,148
Toyota Motor Credit Corp., 3.95%, 6/30/25	1,095,000	1,080,149
Toyota Motor Credit Corp., 3.05%, 3/22/27	465,000	440,770
Toyota Motor Credit Corp., 1.90%, 4/6/28	200,000	178,789
Toyota Motor Credit Corp., 2.15%, 2/13/30	150,000	128,613
Toyota Motor Credit Corp., 3.375%, 4/1/30	965,000	884,427
Toyota Motor Credit Corp., 1.65%, 1/10/31	957,000	771,851
		7,350,429
Banks — 8.6%
African Development Bank, 0.875%, 3/23/26	1,035,000	961,900
African Development Bank, 4.375%, 11/3/27	450,000	444,775

Asian Development Bank, 4.125%, 9/27/24	889,000	885,178
Asian Development Bank, 0.625%, 4/29/25	985,000	944,684
Asian Development Bank, 2.875%, 5/6/25	200,000	195,680
Asian Development Bank, 1.00%, 4/14/26	491,000	456,564
Asian Development Bank, 3.125%, 4/27/32	170,000	153,236
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	1,602,000	1,528,910
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	235,000	218,139
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	889,000	861,920
Asian Infrastructure Investment Bank, 4.00%, 1/18/28(1)	914,000	891,929
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,750,000	1,746,699
Bank of America Corp., 5.875%, 2/7/42	1,940,000	2,037,596
Bank of Montreal, 5.20%, 12/12/24	600,000	598,883
Bank of Montreal, 5.20%, 2/1/28	70,000	70,148
Bank of Montreal, Series H, 4.25%, 9/14/24	140,000	139,437
Bank of Nova Scotia, 5.25%, 12/6/24	255,000	254,485
Bank of Nova Scotia, 2.20%, 2/3/25	200,000	195,528
Bank of Nova Scotia, 3.45%, 4/11/25	200,000	196,487
Bank of Nova Scotia, 2.70%, 8/3/26	450,000	425,552
Bank of Nova Scotia, 2.15%, 8/1/31	600,000	489,129
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	300,000	264,876
Citigroup, Inc., 3.20%, 10/21/26	2,338,000	2,223,515
Commonwealth Bank of Australia, 5.08%, 1/10/25	1,400,000	1,396,550
Cooperatieve Rabobank UA, 5.25%, 5/24/41	275,000	274,344
Council of Europe Development Bank, 0.875%, 9/22/26	313,000	285,806
Council of Europe Development Bank, 4.125%, 1/24/29	450,000	440,868
Discover Bank, 4.65%, 9/13/28	600,000	574,475
European Bank for Reconstruction & Development, 1.50%, 2/13/25	386,000	375,880
European Bank for Reconstruction & Development, 0.50%, 5/19/25	1,231,000	1,176,244
European Bank for Reconstruction & Development, 4.125%, 1/25/29	400,000	391,714
European Investment Bank, 2.25%, 6/24/24	392,000	391,267
European Investment Bank, 2.75%, 8/15/25	1,285,000	1,249,186
European Investment Bank, 4.375%, 3/19/27	885,000	876,313
European Investment Bank, 0.75%, 9/23/30	336,000	266,815
European Investment Bank, 4.875%, 2/15/36	397,000	403,885
Export Development Canada, 3.875%, 2/14/28	960,000	933,102
Inter-American Development Bank, 3.25%, 7/1/24	220,000	219,618
Inter-American Development Bank, 0.875%, 4/3/25	973,000	937,958
Inter-American Development Bank, 0.625%, 7/15/25	1,361,000	1,294,051
Inter-American Development Bank, 3.125%, 9/18/28	504,000	474,200
International Bank for Reconstruction & Development, 0.375%, 7/28/25	950,000	899,353
International Bank for Reconstruction & Development, 2.50%, 7/29/25	470,000	455,956
International Bank for Reconstruction & Development, 0.50%, 10/28/25	529,000	496,196
International Bank for Reconstruction & Development, 0.75%, 11/24/27	935,000	817,625
International Bank for Reconstruction & Development, 1.75%, 10/23/29	500,000	432,421
International Bank for Reconstruction & Development, 0.875%, 5/14/30	1,165,000	940,865
International Bank for Reconstruction & Development, 1.25%, 2/10/31	500,000	404,032
International Finance Corp., 0.75%, 10/8/26	245,000	223,026
JPMorgan Chase & Co., 3.125%, 1/23/25	100,000	98,549
JPMorgan Chase & Co., 5.50%, 10/15/40	2,442,000	2,464,098
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	250,000	243,484
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25(1)	1,116,000	1,084,906
Kreditanstalt fuer Wiederaufbau, 5.125%, 9/29/25	650,000	649,984
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	885,000	864,500
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	436,000	427,048
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	1,157,000	1,104,472

Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	501,000	465,511
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	500,000	485,993
Lloyds Banking Group PLC, 4.55%, 8/16/28	60,000	58,104
Mitsubishi UFJ Financial Group, Inc., 3.74%, 3/7/29	85,000	79,937
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	99,647
National Australia Bank Ltd., 5.13%, 11/22/24	1,100,000	1,098,304
Nordic Investment Bank, 2.625%, 4/4/25	1,015,000	992,664
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	909,000	885,193
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	935,000	880,034
PNC Financial Services Group, Inc., 3.15%, 5/19/27	1,283,000	1,215,878
Royal Bank of Canada, 5.66%, 10/25/24	804,000	803,885
Royal Bank of Canada, 4.90%, 1/12/28	325,000	322,111
Royal Bank of Canada, 3.875%, 5/4/32	910,000	829,659
Royal Bank of Canada, 5.00%, 2/1/33	80,000	78,494
Royal Bank of Canada, 5.00%, 5/2/33(1)	621,000	612,013
Santander Holdings USA, Inc., 4.50%, 7/17/25	200,000	196,768
Sumitomo Mitsui Financial Group, Inc., 1.40%, 9/17/26	150,000	137,362
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	175,000	167,456
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	260,000	246,330
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/8/30	50,000	41,633
Toronto-Dominion Bank, 0.75%, 1/6/26	782,000	727,970
Toronto-Dominion Bank, 4.11%, 6/8/27	2,420,000	2,345,603
Toronto-Dominion Bank, 3.20%, 3/10/32	250,000	215,687
U.S. Bancorp, 3.90%, 4/26/28	690,000	659,732
U.S. Bancorp, 1.375%, 7/22/30	996,000	797,020
Wells Fargo & Co., 3.55%, 9/29/25	1,033,000	1,007,561
Wells Fargo & Co., 3.00%, 10/23/26	1,352,000	1,282,491
Wells Fargo & Co., 4.15%, 1/24/29	665,000	637,482
Westpac Banking Corp., 2.35%, 2/19/25	185,000	181,048
Westpac Banking Corp., 2.70%, 8/19/26	300,000	284,937
Westpac Banking Corp., 3.35%, 3/8/27	2,044,000	1,956,513
Westpac Banking Corp., 5.46%, 11/18/27	1,091,000	1,105,483
Westpac Banking Corp., 2.15%, 6/3/31	310,000	256,948
		60,909,492
Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	1,914,000	1,808,134
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	100,000	94,469
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	225,000	224,712
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	472,000	598,128
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	461,000	462,638
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	879,000	773,228
Brown-Forman Corp., 4.75%, 4/15/33	1,573,000	1,532,540
Coca-Cola Co., 3.45%, 3/25/30	1,078,000	1,000,246
Coca-Cola Co., 1.65%, 6/1/30	125,000	103,828
Coca-Cola Co., 1.375%, 3/15/31(1)	1,064,000	848,810
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	56,482
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	659,000	591,725
Molson Coors Beverage Co., 3.00%, 7/15/26	1,261,000	1,201,668
PepsiCo, Inc., 1.625%, 5/1/30	752,000	626,068
PepsiCo, Inc., 1.95%, 10/21/31	185,000	151,296
		10,073,972
Biotechnology — 0.6%
AbbVie, Inc., 2.60%, 11/21/24	200,000	197,222
AbbVie, Inc., 3.20%, 11/21/29	542,000	494,300
AbbVie, Inc., 4.50%, 5/14/35	3,024,000	2,835,842

Amgen, Inc., 5.25%, 3/2/25	130,000	129,705
Amgen, Inc., 2.80%, 8/15/41	55,000	38,762
Amgen, Inc., 5.15%, 11/15/41	425,000	400,395
Gilead Sciences, Inc., 5.65%, 12/1/41	325,000	326,762
		4,422,988
Broadline Retail — 0.3%
Amazon.com, Inc., 5.20%, 12/3/25	710,000	711,235
Amazon.com, Inc., 1.20%, 6/3/27	600,000	539,085
Amazon.com, Inc., 4.70%, 12/1/32	520,000	512,049
eBay, Inc., 6.30%, 11/22/32	565,000	598,309
		2,360,678
Capital Markets — 2.1%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	75,000	66,461
Ameriprise Financial, Inc., 3.70%, 10/15/24	475,000	471,633
Ameriprise Financial, Inc., 5.70%, 12/15/28	250,000	255,527
Ameriprise Financial, Inc., 5.15%, 5/15/33	829,000	826,930
Bank of New York Mellon Corp., 3.85%, 4/26/29	601,000	572,952
BlackRock, Inc., 3.25%, 4/30/29	1,041,000	965,320
BlackRock, Inc., 1.90%, 1/28/31	250,000	206,460
Brookfield Finance, Inc., 3.90%, 1/25/28	1,091,000	1,042,569
Cboe Global Markets, Inc., 3.00%, 3/16/32	500,000	428,926
Charles Schwab Corp., 3.20%, 3/2/27	760,000	721,288
Charles Schwab Corp., 4.00%, 2/1/29	550,000	527,628
CME Group, Inc., 5.30%, 9/15/43	200,000	200,408
Franklin Resources, Inc., 1.60%, 10/30/30	803,000	646,405
Goldman Sachs Group, Inc., 5.70%, 11/1/24	140,000	140,015
Goldman Sachs Group, Inc., 3.50%, 1/23/25	50,000	49,325
Goldman Sachs Group, Inc., 3.50%, 4/1/25	810,000	796,085
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,865,000	1,801,115
Goldman Sachs Group, Inc., 3.80%, 3/15/30	365,000	339,085
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	130,509
Intercontinental Exchange, Inc., 4.60%, 3/15/33	200,000	190,511
Morgan Stanley, 3.70%, 10/23/24	386,000	383,109
Morgan Stanley, 3.625%, 1/20/27	125,000	120,278
Morgan Stanley, 7.25%, 4/1/32	2,612,000	2,953,291
Nasdaq, Inc., 5.55%, 2/15/34	450,000	449,534
State Street Corp., 3.30%, 12/16/24	200,000	197,711
		14,483,075
Chemicals — 2.2%
CF Industries, Inc., 5.15%, 3/15/34	2,323,000	2,223,150
Dow Chemical Co., 4.80%, 11/30/28	1,371,000	1,357,181
DuPont de Nemours, Inc., 5.32%, 11/15/38	2,686,000	2,705,733
Eastman Chemical Co., 3.80%, 3/15/25	1,911,000	1,885,297
Eastman Chemical Co., 5.75%, 3/8/33	400,000	403,567
LYB International Finance III LLC, 5.625%, 5/15/33	864,000	878,163
Mosaic Co., 5.375%, 11/15/28	250,000	250,102
Mosaic Co., 5.45%, 11/15/33(1)	1,939,000	1,915,796
Nutrien Ltd., 2.95%, 5/13/30	632,000	557,765
RPM International, Inc., 4.55%, 3/1/29	1,049,000	1,011,524
Westlake Corp., 3.60%, 8/15/26	570,000	547,461
Westlake Corp., 3.375%, 6/15/30	1,925,000	1,725,733
		15,461,472
Commercial Services and Supplies — 0.2%
Cintas Corp. No. 2, 3.45%, 5/1/25	1,286,000	1,263,313
Republic Services, Inc., 5.00%, 4/1/34	100,000	97,628

Waste Management, Inc., 1.15%, 3/15/28	50,000	43,510
Waste Management, Inc., 4.625%, 2/15/30	265,000	259,683
		1,664,134
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	1,006,000	877,893
Quanta Services, Inc., 2.35%, 1/15/32	100,000	80,977
		958,870
Consumer Finance — 0.4%
American Express Co., 3.00%, 10/30/24	495,000	489,755
American Express Co., 3.95%, 8/1/25	859,000	844,767
American Express Co., 1.65%, 11/4/26	125,000	114,704
American Express Co., 4.05%, 5/3/29	320,000	306,962
Capital One Financial Corp., 3.80%, 1/31/28	946,000	896,831
		2,653,019
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp., 4.125%, 5/1/28	600,000	577,426
Dollar General Corp., 5.00%, 11/1/32	450,000	438,213
Dollar Tree, Inc., 4.20%, 5/15/28	2,484,000	2,381,717
Kroger Co., 7.50%, 4/1/31	60,000	67,153
Target Corp., 3.375%, 4/15/29	50,000	46,835
Target Corp., 2.65%, 9/15/30	946,000	833,089
Target Corp., 4.50%, 9/15/32(1)	550,000	527,868
Target Corp., 6.50%, 10/15/37	3,120,000	3,453,483
Walmart, Inc., 2.85%, 7/8/24	500,000	498,705
Walmart, Inc., 3.55%, 6/26/25	662,000	650,544
Walmart, Inc., 4.15%, 9/9/32(1)	160,000	153,807
Walmart, Inc., 4.10%, 4/15/33(1)	465,000	440,864
		10,069,704
Containers and Packaging — 0.1%
Sonoco Products Co., 2.85%, 2/1/32	494,000	412,955
Diversified Consumer Services — 0.1%
Novant Health, Inc., 2.64%, 11/1/36	536,000	402,060
Trustees of Princeton University, 5.70%, 3/1/39	215,000	230,038
		632,098
Diversified REITs — 0.9%
American Homes 4 Rent LP, 4.25%, 2/15/28	1,112,000	1,062,599
Boston Properties LP, 3.65%, 2/1/26	250,000	240,822
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	205,000	161,101
Prologis LP, 2.25%, 4/15/30	1,580,000	1,348,768
Prologis LP, 1.625%, 3/15/31	325,000	258,327
Simon Property Group LP, 5.50%, 3/8/33	631,000	632,788
Simon Property Group LP, 6.75%, 2/1/40	350,000	381,797
Simon Property Group LP, 4.75%, 3/15/42	1,845,000	1,629,133
Ventas Realty LP, 3.50%, 2/1/25	401,000	394,685
		6,110,020
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.25%, 2/1/32	200,000	161,329
AT&T, Inc., 4.90%, 8/15/37	150,000	139,187
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,188,000	2,552,544
Sprint Capital Corp., 6.875%, 11/15/28	431,000	455,480
Sprint Capital Corp., 8.75%, 3/15/32	55,000	65,782
Verizon Communications, Inc., 3.15%, 3/22/30	65,000	58,281
Verizon Communications, Inc., 2.55%, 3/21/31	637,000	537,285
Verizon Communications, Inc., 5.05%, 5/9/33	100,000	98,440
Verizon Communications, Inc., 4.50%, 8/10/33	392,000	367,811

Verizon Communications, Inc., 6.40%, 9/15/33	250,000	272,629
Verizon Communications, Inc., 4.40%, 11/1/34	1,303,000	1,201,940
		5,910,708
Electric Utilities — 4.2%
AEP Texas, Inc., 5.40%, 6/1/33	150,000	146,093
Alabama Power Co., 5.85%, 11/15/33	150,000	155,714
Alabama Power Co., 6.00%, 3/1/39	100,000	103,587
American Electric Power Co., Inc., 2.30%, 3/1/30	200,000	168,833
American Electric Power Co., Inc., 5.95%, 11/1/32	1,091,000	1,115,511
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	140,000	143,647
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	1,946,000	2,160,685
Commonwealth Edison Co., 5.90%, 3/15/36	2,612,000	2,704,241
Constellation Energy Generation LLC, 6.25%, 10/1/39	400,000	415,083
Constellation Energy Generation LLC, 5.60%, 6/15/42	80,000	76,994
DTE Electric Co., 2.25%, 3/1/30	1,165,000	998,445
DTE Electric Co., Series C, 2.625%, 3/1/31	626,000	534,545
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	1,459,000	1,511,790
Duke Energy Ohio, Inc., 2.125%, 6/1/30	310,000	259,544
Duke Energy Ohio, Inc., 5.25%, 4/1/33	250,000	247,863
Edison International, 4.95%, 4/15/25	100,000	99,253
Enel Americas SA, 4.00%, 10/25/26	85,000	81,491
Entergy Arkansas LLC, 4.00%, 6/1/28	599,000	574,753
Entergy Louisiana LLC, 2.40%, 10/1/26	651,000	610,227
Entergy Louisiana LLC, 3.05%, 6/1/31	302,000	261,575
Exelon Corp., 4.95%, 6/15/35	399,000	371,393
MidAmerican Energy Co., 6.75%, 12/30/31	1,091,000	1,212,159
MidAmerican Energy Co., 5.35%, 1/15/34	100,000	101,074
National Grid USA, 5.80%, 4/1/35	100,000	97,981
Nevada Power Co., series N, 6.65%, 4/1/36	925,000	996,377
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	936,000	938,116
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	2,004,000	1,693,149
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	100,000	97,471
Northern States Power Co., 6.25%, 6/1/36	2,119,000	2,264,390
PacifiCorp, 2.70%, 9/15/30	490,000	420,249
PPL Electric Utilities Corp., 5.00%, 5/15/33	803,000	788,319
PPL Electric Utilities Corp., 6.25%, 5/15/39	1,783,000	1,916,561
Public Service Electric & Gas Co., 4.90%, 12/15/32	300,000	293,105
Puget Energy, Inc., 4.10%, 6/15/30	307,000	280,626
Southern California Edison Co., 6.65%, 4/1/29	500,000	525,027
Southern California Edison Co., 6.05%, 3/15/39	366,000	373,937
Southern California Edison Co., Series 2004-B, 6.00%, 1/15/34	350,000	361,327
Southern California Edison Co., Series 2005-E, 5.35%, 7/15/35	250,000	245,718
Southern Co., 5.70%, 3/15/34	150,000	152,278
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	100,000	98,814
Union Electric Co., 2.95%, 3/15/30	2,071,000	1,836,191
Virginia Electric & Power Co., 5.30%, 8/15/33	100,000	98,848
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	656,000	677,829
Wisconsin Power & Light Co., 3.00%, 7/1/29	422,000	383,720
Xcel Energy, Inc., 3.30%, 6/1/25	160,000	156,253
Xcel Energy, Inc., 5.45%, 8/15/33	690,000	677,833
		29,428,619

Electronic Equipment, Instruments and Components — 0.3%
Flex Ltd., 3.75%, 2/1/26	100,000	96,816
Trimble, Inc., 4.90%, 6/15/28	500,000	490,808
Tyco Electronics Group SA, 3.125%, 8/15/27	1,356,000	1,278,712
		1,866,336
Energy Equipment and Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27(1)	317,000	298,716
Halliburton Co., 7.45%, 9/15/39	693,000	823,983
Schlumberger Investment SA, 2.65%, 6/26/30	477,000	417,865
		1,540,564
Entertainment — 0.2%
Netflix, Inc., 4.875%, 4/15/28	520,000	515,577
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	150,000	147,456
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	450,000	504,540
		1,167,573
Financial Services — 1.0%
Apollo Global Management, Inc., 6.375%, 11/15/33	2,388,000	2,539,283
Corebridge Financial, Inc., 3.90%, 4/5/32	100,000	89,357
Equitable Holdings, Inc., 4.35%, 4/20/28	550,000	528,285
Equitable Holdings, Inc., 5.59%, 1/11/33	375,000	376,420
Fidelity National Information Services, Inc., 1.15%, 3/1/26	250,000	232,064
Fidelity National Information Services, Inc., 5.10%, 7/15/32	285,000	281,470
Fiserv, Inc., 4.20%, 10/1/28	50,000	47,866
Global Payments, Inc., 2.90%, 5/15/30	210,000	181,968
Mastercard, Inc., 3.35%, 3/26/30	200,000	184,056
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	255,233
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	2,188,000	2,255,712
		6,971,714
Food Products — 1.7%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,271,000	2,055,887
Archer-Daniels-Midland Co., 4.50%, 8/15/33	996,000	941,337
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	220,000	209,900
Campbell Soup Co., 4.15%, 3/15/28	769,000	741,733
Conagra Brands, Inc., 5.30%, 11/1/38	2,482,000	2,325,280
General Mills, Inc., 4.20%, 4/17/28	729,000	704,573
General Mills, Inc., 4.95%, 3/29/33	100,000	97,163
Hershey Co., 0.90%, 6/1/25	465,000	445,144
Ingredion, Inc., 2.90%, 6/1/30	1,050,000	918,402
J M Smucker Co., 4.25%, 3/15/35	615,000	547,020
Kellanova, 5.25%, 3/1/33	190,000	189,112
Kraft Heinz Foods Co., 6.875%, 1/26/39	100,000	111,003
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,304,000	1,186,735
Mondelez International, Inc., 1.50%, 2/4/31	1,254,000	998,182
Tyson Foods, Inc., 3.55%, 6/2/27	250,000	237,842
Tyson Foods, Inc., 4.35%, 3/1/29	240,000	230,594
		11,939,907
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	504,000	437,597
Southern California Gas Co., 5.20%, 6/1/33	100,000	99,259
		536,856
Ground Transportation — 1.5%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	805,000	826,615
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	240,000	227,830
Canadian National Railway Co., 3.85%, 8/5/32	1,190,000	1,088,580
Canadian National Railway Co., 6.25%, 8/1/34	3,576,000	3,873,134

CSX Corp., 4.10%, 11/15/32	760,000	706,450
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	118,389
Norfolk Southern Corp., 3.80%, 8/1/28	253,000	241,129
Ryder System, Inc., 5.65%, 3/1/28	600,000	607,269
Ryder System, Inc., 5.25%, 6/1/28	935,000	937,261
Union Pacific Corp., 3.25%, 1/15/25	710,000	700,313
Union Pacific Corp., 3.70%, 3/1/29	1,051,000	996,377
Union Pacific Corp., 4.50%, 1/20/33(1)	501,000	479,676
		10,803,023
Health Care Equipment and Supplies — 0.9%
Abbott Laboratories, 6.00%, 4/1/39	55,000	59,526
Baxter International, Inc., 3.95%, 4/1/30	450,000	416,124
Becton Dickinson & Co., 3.70%, 6/6/27	363,000	347,624
Boston Scientific Corp., 6.50%, 11/15/35	100,000	110,094
DH Europe Finance II SARL, 2.20%, 11/15/24	1,670,000	1,646,299
DH Europe Finance II SARL, 3.25%, 11/15/39	90,000	70,823
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,798,000	1,734,032
GE HealthCare Technologies, Inc., 5.55%, 11/15/24(1)	157,000	156,726
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	535,000	548,603
Medtronic Global Holdings SCA, 4.25%, 3/30/28	410,000	399,386
Medtronic, Inc., 4.375%, 3/15/35	765,000	715,499
Smith & Nephew PLC, 2.03%, 10/14/30	448,000	367,202
		6,571,938
Health Care Providers and Services — 2.6%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 6/15/30	240,000	205,703
Aetna, Inc., 6.75%, 12/15/37	1,905,000	2,063,841
Cencora, Inc., 2.70%, 3/15/31	100,000	84,874
Cigna Group, 5.40%, 3/15/33	400,000	399,713
Cigna Group, 4.80%, 8/15/38	1,653,000	1,512,135
CommonSpirit Health, 2.78%, 10/1/30	400,000	344,683
CVS Health Corp., 5.125%, 2/21/30	485,000	477,087
CVS Health Corp., 5.25%, 2/21/33	1,041,000	1,012,336
CVS Health Corp., 5.30%, 6/1/33(1)	200,000	194,706
Elevance Health, Inc., 3.35%, 12/1/24	406,000	401,540
Elevance Health, Inc., 5.35%, 10/15/25	300,000	299,408
Elevance Health, Inc., 6.375%, 6/15/37	450,000	480,008
HCA, Inc., 5.375%, 2/1/25	270,000	269,129
HCA, Inc., 5.25%, 6/15/26	854,000	849,312
HCA, Inc., 4.50%, 2/15/27	715,000	697,924
HCA, Inc., 5.625%, 9/1/28	251,000	252,423
HCA, Inc., 4.125%, 6/15/29	1,349,000	1,271,329
HCA, Inc., 3.625%, 3/15/32	100,000	87,424
Humana, Inc., 4.50%, 4/1/25	200,000	198,506
Humana, Inc., 3.95%, 3/15/27	300,000	289,287
Humana, Inc., 4.875%, 4/1/30	653,000	637,214
Humana, Inc., 2.15%, 2/3/32	585,000	463,214
Humana, Inc., 5.875%, 3/1/33	540,000	547,326
UnitedHealth Group, Inc., 5.25%, 2/15/28	1,021,000	1,031,498
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,358,000	2,598,835
UnitedHealth Group, Inc., 6.875%, 2/15/38	1,341,000	1,530,924
UnitedHealth Group, Inc., 4.375%, 3/15/42	150,000	131,739
		18,332,118
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	710,000	695,732
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	350,000	307,610

Healthpeak OP LLC, 4.00%, 6/1/25	286,000	281,228
Healthpeak OP LLC, 5.25%, 12/15/32	250,000	245,354
Welltower OP LLC, 4.00%, 6/1/25	640,000	629,338
Welltower OP LLC, 4.25%, 4/1/26	895,000	875,879
Welltower OP LLC, 2.70%, 2/15/27	110,000	103,264
		3,138,405
Hotels, Restaurants and Leisure — 0.7%
Expedia Group, Inc., 4.625%, 8/1/27	976,000	955,994
Expedia Group, Inc., 3.25%, 2/15/30	1,490,000	1,331,482
Hyatt Hotels Corp., 4.85%, 3/15/26	895,000	885,741
Marriott International, Inc., 5.55%, 10/15/28	946,000	955,279
McDonald's Corp., 4.70%, 12/9/35	851,000	802,707
		4,931,203
Household Durables — 0.1%
Lennar Corp., 5.25%, 6/1/26	200,000	199,374
Lennar Corp., 5.00%, 6/15/27	706,000	700,927
		900,301
Household Products — 0.0%
Procter & Gamble Co., 2.80%, 3/25/27	200,000	189,734
Procter & Gamble Co., 5.55%, 3/5/37	15,000	15,742
		205,476
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 1.375%, 1/15/26	365,000	340,975
Industrial Conglomerates — 1.0%
3M Co., 5.70%, 3/15/37(1)	946,000	977,229
Eaton Corp., 4.15%, 3/15/33	985,000	919,078
Honeywell International, Inc., 5.00%, 2/15/33	1,216,000	1,213,937
Honeywell International, Inc., 5.70%, 3/15/37	3,565,000	3,688,613
		6,798,857
Insurance — 2.9%
Allstate Corp., 5.25%, 3/30/33	2,484,000	2,468,650
American International Group, Inc., 5.125%, 3/27/33	170,000	166,953
American International Group, Inc., 6.25%, 5/1/36	900,000	946,210
Aon Corp., 2.80%, 5/15/30	140,000	122,084
Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	385,000	360,450
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	490,000	482,903
Athene Holding Ltd., 4.125%, 1/12/28	444,000	427,293
Chubb Corp., Series 1, 6.50%, 5/15/38	150,000	166,742
Chubb INA Holdings LLC, 3.15%, 3/15/25	2,696,000	2,648,371
Chubb INA Holdings LLC, 1.375%, 9/15/30	340,000	275,658
Cincinnati Financial Corp., 6.125%, 11/1/34	1,875,000	1,951,668
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	405,000	360,305
Hartford Financial Services Group, Inc., 6.10%, 10/1/41	371,000	383,415
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	345,000	339,926
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	300,000	278,822
MetLife, Inc., 3.60%, 11/13/25	866,000	845,978
MetLife, Inc., 4.125%, 8/13/42	615,000	509,766
Principal Financial Group, Inc., 6.05%, 10/15/36	3,059,000	3,178,497
Progressive Corp., 2.45%, 1/15/27	451,000	421,628
Prudential Financial, Inc., 6.625%, 6/21/40	375,000	415,464
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	561,000	575,119
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,302,000	1,160,875
Willis North America, Inc., 4.50%, 9/15/28	2,104,000	2,034,705
		20,521,482

Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.85%, 8/15/32	904,000	835,589
IT Services — 0.6%
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	210,000	215,823
International Business Machines Corp., 3.50%, 5/15/29	350,000	325,628
International Business Machines Corp., 1.95%, 5/15/30	1,809,000	1,514,796
International Business Machines Corp., 4.40%, 7/27/32	500,000	472,423
International Business Machines Corp., 5.60%, 11/30/39	350,000	356,558
Leidos, Inc., 4.375%, 5/15/30	1,155,000	1,088,248
Leidos, Inc., 5.75%, 3/15/33	145,000	146,566
		4,120,042
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	571,000	536,200
Life Sciences Tools and Services — 0.1%
Revvity, Inc., 3.30%, 9/15/29	125,000	113,400
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	350,000	350,050
Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	315,000	279,796
		743,246
Machinery — 1.1%
Caterpillar, Inc., 5.20%, 5/27/41	1,024,000	1,002,236
IDEX Corp., 3.00%, 5/1/30	277,000	242,166
John Deere Capital Corp., 4.75%, 1/20/28	230,000	228,638
John Deere Capital Corp., Series I, 5.15%, 9/8/33(1)	578,000	579,682
Nordson Corp., 5.80%, 9/15/33	100,000	102,382
Oshkosh Corp., 4.60%, 5/15/28	1,723,000	1,679,730
Parker-Hannifin Corp., 3.25%, 6/14/29	120,000	109,831
Parker-Hannifin Corp., 4.20%, 11/21/34	658,000	604,177
Stanley Black & Decker, Inc., 6.00%, 3/6/28(1)	2,338,000	2,409,244
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,091,000	1,063,627
		8,021,713
Media — 1.5%
Comcast Corp., 2.65%, 2/1/30	2,122,000	1,863,389
Comcast Corp., 3.40%, 4/1/30	200,000	182,492
Comcast Corp., 4.25%, 10/15/30	415,000	395,175
Comcast Corp., 5.50%, 11/15/32	165,000	168,232
Comcast Corp., 7.05%, 3/15/33	130,000	145,095
Comcast Corp., 3.20%, 7/15/36	60,000	48,203
Comcast Corp., 3.90%, 3/1/38	520,000	439,488
Fox Corp., 4.71%, 1/25/29	135,000	132,051
Fox Corp., 5.48%, 1/25/39	2,044,000	1,935,085
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	372,000	361,666
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	400,000	395,841
Walt Disney Co., 3.35%, 3/24/25	175,000	172,146
Walt Disney Co., 6.55%, 3/15/33	500,000	552,012
Walt Disney Co., 6.40%, 12/15/35	2,154,000	2,346,388
Walt Disney Co., 6.65%, 11/15/37	1,231,000	1,377,358
		10,514,621
Metals and Mining — 0.6%
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	2,147,000	2,097,042
Kinross Gold Corp., 4.50%, 7/15/27	95,000	92,285
Newmont Corp., 2.60%, 7/15/32	60,000	49,636
Newmont Corp., 5.875%, 4/1/35	946,000	972,350
Steel Dynamics, Inc., 3.25%, 1/15/31	946,000	835,514
		4,046,827

Multi-Utilities — 0.7%
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	200,000	198,396
Consumers Energy Co., 4.625%, 5/15/33	1,897,000	1,812,211
Dominion Energy, Inc., 4.25%, 6/1/28	250,000	240,711
Dominion Energy, Inc., 5.375%, 11/15/32	475,000	469,737
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	98,026
NiSource, Inc., 5.25%, 3/30/28	155,000	154,638
NiSource, Inc., 3.60%, 5/1/30	100,000	91,270
Public Service Enterprise Group, Inc., 5.875%, 10/15/28	400,000	407,592
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,553,000	1,259,587
Sempra, 6.00%, 10/15/39	350,000	353,287
		5,085,455
Oil, Gas and Consumable Fuels — 6.6%
Boardwalk Pipelines LP, 4.95%, 12/15/24	100,000	99,537
Boardwalk Pipelines LP, 5.95%, 6/1/26	605,000	607,860
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,121,000	1,092,278
BP Capital Markets America, Inc., 3.94%, 9/21/28	200,000	191,681
BP Capital Markets America, Inc., 3.63%, 4/6/30	1,089,000	1,010,708
BP Capital Markets America, Inc., 4.81%, 2/13/33	960,000	928,923
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,036,000	1,006,284
BP Capital Markets America, Inc., 4.99%, 4/10/34	1,000,000	974,100
BP Capital Markets PLC, 3.28%, 9/19/27	685,000	647,981
Burlington Resources LLC, 7.40%, 12/1/31	701,000	796,182
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,095,000	2,087,683
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,900,000	1,885,190
Chevron USA, Inc., 6.00%, 3/1/41	2,299,000	2,467,755
ConocoPhillips, 6.50%, 2/1/39	1,354,000	1,493,392
Continental Resources, Inc., 4.375%, 1/15/28	530,000	509,296
Devon Energy Corp., 5.25%, 9/15/24	735,000	733,451
Devon Energy Corp., 4.50%, 1/15/30	935,000	895,554
Devon Energy Corp., 5.60%, 7/15/41	250,000	235,265
Diamondback Energy, Inc., 3.125%, 3/24/31	360,000	315,491
Diamondback Energy, Inc., 6.25%, 3/15/33	465,000	485,940
Enbridge Energy Partners LP, Seires B, 7.50%, 4/15/38	400,000	459,490
Enbridge, Inc., 3.125%, 11/15/29	752,000	677,153
Energy Transfer LP, 2.90%, 5/15/25	50,000	48,690
Energy Transfer LP, 4.95%, 5/15/28	840,000	825,919
Energy Transfer LP, 6.10%, 12/1/28	300,000	308,140
Energy Transfer LP, 5.25%, 4/15/29	185,000	184,021
Energy Transfer LP, 5.75%, 2/15/33	450,000	450,214
Energy Transfer LP, 4.90%, 3/15/35	100,000	93,267
EQT Corp., 6.125%, 2/1/25	500,000	500,834
Equinor ASA, 7.25%, 9/23/27	939,000	998,498
Equinor ASA, 3.125%, 4/6/30	389,000	353,891
Exxon Mobil Corp., 3.48%, 3/19/30	100,000	92,815
Exxon Mobil Corp., 2.61%, 10/15/30	2,060,000	1,799,673
Hess Corp., 4.30%, 4/1/27	889,000	865,538
Hess Corp., 7.875%, 10/1/29	597,000	667,187
Hess Corp., 7.30%, 8/15/31	250,000	279,165
Hess Corp., 5.60%, 2/15/41	960,000	958,233
Kinder Morgan, Inc., 4.30%, 6/1/25	300,000	296,037
Kinder Morgan, Inc., 5.30%, 12/1/34	1,875,000	1,816,965
Marathon Oil Corp., 6.60%, 10/1/37	985,000	1,064,810
Marathon Petroleum Corp., 4.70%, 5/1/25	715,000	708,670
MPLX LP, 4.875%, 12/1/24	100,000	99,647

MPLX LP, 2.65%, 8/15/30	1,222,000	1,044,272
MPLX LP, 5.00%, 3/1/33	215,000	204,403
Phillips 66 Co., 5.30%, 6/30/33	400,000	393,618
Pioneer Natural Resources Co., 1.90%, 8/15/30	1,738,000	1,453,166
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	450,000	439,962
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	100,000	105,577
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	100,000	99,821
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	1,031,000	1,022,644
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	200,000	205,004
Shell International Finance BV, 3.25%, 5/11/25	277,000	271,821
Shell International Finance BV, 2.75%, 4/6/30	2,067,000	1,835,800
Shell International Finance BV, 6.375%, 12/15/38	500,000	549,187
Targa Resources Corp., 6.125%, 3/15/33	585,000	600,904
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	250,000	257,330
TotalEnergies Capital International SA, 2.43%, 1/10/25	219,000	215,012
TransCanada PipeLines Ltd., 6.20%, 3/9/26	286,000	286,008
TransCanada PipeLines Ltd., 4.25%, 5/15/28	366,000	352,348
TransCanada PipeLines Ltd., 7.625%, 1/15/39	871,000	1,010,134
Valero Energy Corp., 6.625%, 6/15/37	927,000	990,808
Valero Energy Partners LP, 4.50%, 3/15/28	893,000	868,833
Williams Cos., Inc., 4.00%, 9/15/25	2,106,000	2,064,674
Williams Cos., Inc., 3.75%, 6/15/27	100,000	95,622
Williams Cos., Inc., 2.60%, 3/15/31	60,000	50,467
Williams Cos., Inc., 5.65%, 3/15/33	350,000	352,185
		46,783,008
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 8.875%, 5/15/31	250,000	304,481
Passenger Airlines — 0.3%
Southwest Airlines Co., 5.125%, 6/15/27	1,193,000	1,185,778
Southwest Airlines Co., 2.625%, 2/10/30	787,000	675,588
		1,861,366
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	150,000	144,966
Estee Lauder Cos., Inc., 5.00%, 2/14/34	2,300,000	2,246,729
Estee Lauder Cos., Inc., 6.00%, 5/15/37	1,250,000	1,317,242
Unilever Capital Corp., 5.90%, 11/15/32	1,427,000	1,513,369
		5,222,306
Pharmaceuticals — 2.8%
Astrazeneca Finance LLC, 2.25%, 5/28/31	826,000	694,459
AstraZeneca PLC, 4.00%, 1/17/29	1,040,000	999,158
AstraZeneca PLC, 1.375%, 8/6/30	245,000	198,797
Bristol-Myers Squibb Co., 1.45%, 11/13/30	744,000	597,501
Bristol-Myers Squibb Co., 2.95%, 3/15/32	640,000	549,287
Bristol-Myers Squibb Co., 5.20%, 2/22/34	3,750,000	3,727,186
Eli Lilly & Co., 3.375%, 3/15/29	420,000	394,605
Eli Lilly & Co., 4.70%, 2/27/33	265,000	259,079
Johnson & Johnson, 0.55%, 9/1/25	90,000	85,168
Johnson & Johnson, 4.375%, 12/5/33(1)	180,000	175,255
Johnson & Johnson, 3.625%, 3/3/37	735,000	635,926
Johnson & Johnson, 5.85%, 7/15/38	1,657,000	1,787,248
Merck & Co., Inc., 0.75%, 2/24/26	520,000	483,864
Merck & Co., Inc., 3.40%, 3/7/29	1,115,000	1,045,881
Merck & Co., Inc., 1.45%, 6/24/30	280,000	228,959
Merck & Co., Inc., 2.15%, 12/10/31	560,000	462,922
Merck & Co., Inc., 2.35%, 6/24/40	600,000	407,196

Merck & Co., Inc., 4.15%, 5/18/43	300,000	254,962
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	946,000	925,695
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	169,282
Pfizer, Inc., 7.20%, 3/15/39	525,000	619,074
Royalty Pharma PLC, 2.20%, 9/2/30	1,229,000	1,017,140
Wyeth LLC, 6.50%, 2/1/34	1,230,000	1,343,542
Wyeth LLC, 5.95%, 4/1/37	2,548,000	2,676,050
		19,738,236
Professional Services — 0.2%
Automatic Data Processing, Inc., 1.25%, 9/1/30	102,000	81,895
Verisk Analytics, Inc., 4.125%, 3/15/29	1,035,000	986,883
		1,068,778
Residential REITs — 0.6%
AvalonBay Communities, Inc., 3.20%, 1/15/28	897,000	840,226
Camden Property Trust, 2.80%, 5/15/30	1,166,000	1,022,688
UDR, Inc., 2.10%, 8/1/32	1,788,000	1,383,854
UDR, Inc., 1.90%, 3/15/33	1,241,000	935,522
		4,182,290
Retail REITs — 0.4%
Kimco Realty OP LLC, 2.80%, 10/1/26	804,000	759,477
Kimco Realty OP LLC, 1.90%, 3/1/28	572,000	507,970
Realty Income Corp., 3.65%, 1/15/28	332,000	315,185
Realty Income Corp., 3.25%, 1/15/31	500,000	441,905
Realty Income Corp., 5.625%, 10/13/32	65,000	65,661
Realty Income Corp., 2.85%, 12/15/32	540,000	444,009
		2,534,207
Semiconductors and Semiconductor Equipment — 1.9%
Applied Materials, Inc., 5.85%, 6/15/41	1,725,000	1,833,318
Broadcom, Inc., 4.30%, 11/15/32	1,154,000	1,069,547
Broadcom, Inc., 2.60%, 2/15/33(2)	701,000	561,673
Broadcom, Inc., 4.93%, 5/15/37(2)	340,000	316,622
Intel Corp., 5.125%, 2/10/30(1)	495,000	494,546
Intel Corp., 4.15%, 8/5/32	685,000	637,321
Intel Corp., 4.00%, 12/15/32	665,000	608,472
Intel Corp., 5.20%, 2/10/33	1,141,000	1,132,173
KLA Corp., 4.10%, 3/15/29	263,000	254,256
KLA Corp., 4.65%, 7/15/32	1,011,000	980,139
Lam Research Corp., 3.75%, 3/15/26	812,000	791,745
Marvell Technology, Inc., 2.95%, 4/15/31	995,000	852,336
Micron Technology, Inc., 4.19%, 2/15/27	1,238,000	1,202,244
Micron Technology, Inc., 6.75%, 11/1/29	450,000	477,667
Micron Technology, Inc., 4.66%, 2/15/30	480,000	463,533
Micron Technology, Inc., 5.875%, 2/9/33	250,000	256,075
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	504,000	508,160
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	271,920
Texas Instruments, Inc., 3.875%, 3/15/39	617,000	538,550
Xilinx, Inc., 2.375%, 6/1/30	235,000	202,564
		13,452,861
Software — 0.9%
Autodesk, Inc., 2.85%, 1/15/30	2,142,000	1,893,776
Microsoft Corp., 3.50%, 2/12/35(1)	998,000	897,683
Microsoft Corp., 3.45%, 8/8/36	1,080,000	935,857
Microsoft Corp., 4.10%, 2/6/37	150,000	139,773
Oracle Corp., 3.25%, 11/15/27	100,000	93,980
Oracle Corp., 4.65%, 5/6/30	100,000	97,387

Oracle Corp., 3.25%, 5/15/30	592,000	533,383
Oracle Corp., 2.875%, 3/25/31	1,453,000	1,250,139
Oracle Corp., 3.90%, 5/15/35	65,000	56,302
Oracle Corp., 3.85%, 7/15/36	280,000	235,505
Oracle Corp., 3.80%, 11/15/37	147,000	120,938
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	119,516
		6,374,239
Specialized REITs — 1.1%
American Tower Corp., 2.75%, 1/15/27	350,000	328,396
American Tower Corp., 3.60%, 1/15/28	210,000	197,422
American Tower Corp., 2.90%, 1/15/30	1,337,000	1,173,147
American Tower Corp., 1.875%, 10/15/30	60,000	48,479
American Tower Corp., 5.65%, 3/15/33	160,000	160,456
American Tower Corp., 5.55%, 7/15/33	636,000	632,247
Crown Castle, Inc., 5.60%, 6/1/29	600,000	603,992
Crown Castle, Inc., 3.10%, 11/15/29	300,000	267,205
Crown Castle, Inc., 2.10%, 4/1/31	1,924,000	1,549,335
Crown Castle, Inc., 5.10%, 5/1/33(1)	110,000	105,648
Equinix, Inc., 1.25%, 7/15/25	252,000	240,035
Equinix, Inc., 1.00%, 9/15/25	50,000	47,146
Equinix, Inc., 2.90%, 11/18/26	175,000	164,567
Equinix, Inc., 2.00%, 5/15/28	592,000	520,855
Public Storage Operating Co., 1.85%, 5/1/28	1,888,000	1,670,243
Weyerhaeuser Co., 4.00%, 11/15/29	100,000	93,597
		7,802,770
Specialty Retail — 0.6%
AutoZone, Inc., 4.75%, 2/1/33	300,000	285,918
Home Depot, Inc., 2.125%, 9/15/26	295,000	276,671
Home Depot, Inc., 2.95%, 6/15/29	2,122,000	1,933,689
Home Depot, Inc., 5.95%, 4/1/41	600,000	633,486
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	108,574
Lowe's Cos., Inc., 5.00%, 4/15/33	60,000	58,885
Lowe's Cos., Inc., 5.50%, 10/15/35	500,000	510,615
O'Reilly Automotive, Inc., 4.35%, 6/1/28	735,000	712,819
		4,520,657
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 3.25%, 2/23/26	598,000	580,947
Apple, Inc., 4.30%, 5/10/33	350,000	343,337
Dell International LLC/EMC Corp., 5.85%, 7/15/25	100,000	100,338
Dell International LLC/EMC Corp., 5.75%, 2/1/33(1)	1,670,000	1,710,612
Dell, Inc., 6.50%, 4/15/38	500,000	526,714
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	1,572,000	1,664,828
HP, Inc., 4.75%, 1/15/28	50,000	49,284
HP, Inc., 5.50%, 1/15/33(1)	280,000	280,227
		5,256,287
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.85%, 3/27/30	2,779,000	2,490,144
Trading Companies and Distributors — 0.0%
Air Lease Corp., 3.625%, 12/1/27	321,000	302,785
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	920,142	758,125
Water Utilities — 0.0%
American Water Capital Corp., 2.30%, 6/1/31	300,000	248,573

Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 4.80%, 7/15/28	165,000	162,368
T-Mobile USA, Inc., 2.55%, 2/15/31	1,248,000	1,052,803
T-Mobile USA, Inc., 2.25%, 11/15/31	716,000	581,056
Vodafone Group PLC, 6.25%, 11/30/32	150,000	158,634
Vodafone Group PLC, 6.15%, 2/27/37	2,465,000	2,575,927
		4,530,788
TOTAL CORPORATE BONDS (Cost $453,118,397)		443,409,686
U.S. TREASURY SECURITIES — 24.8%
U.S. Treasury Bonds, 1.125%, 5/15/40	3,200,000	1,938,500
U.S. Treasury Bonds, 1.125%, 8/15/40	8,350,000	5,010,652
U.S. Treasury Bonds, 1.375%, 11/15/40	4,000,000	2,490,625
U.S. Treasury Bonds, 1.875%, 2/15/41	8,424,000	5,691,465
U.S. Treasury Bonds, 2.25%, 5/15/41	9,600,000	6,865,500
U.S. Treasury Bonds, 2.00%, 11/15/41	10,236,000	6,941,088
U.S. Treasury Bonds, 2.75%, 8/15/42	11,050,000	8,395,842
U.S. Treasury Bonds, 3.125%, 2/15/43	10,790,000	8,645,487
U.S. Treasury Bonds, 2.875%, 5/15/43	12,650,000	9,718,264
U.S. Treasury Bonds, 3.625%, 8/15/43	9,800,000	8,425,703
U.S. Treasury Notes, 0.375%, 8/15/24	5,215,200	5,163,558
U.S. Treasury Notes, 0.375%, 9/15/24	6,150,000	6,064,201
U.S. Treasury Notes, 0.625%, 10/15/24	8,800,000	8,649,335
U.S. Treasury Notes, 0.75%, 11/15/24	7,950,000	7,789,851
U.S. Treasury Notes, 1.50%, 11/30/24	14,050,000	13,787,304
U.S. Treasury Notes, 2.125%, 11/30/24	9,100,000	8,958,027
U.S. Treasury Notes, 4.50%, 11/30/24	8,500,000	8,464,676
U.S. Treasury Notes, 2.25%, 12/31/24	12,100,000	11,892,482
U.S. Treasury Notes, 1.375%, 1/31/25	7,000,000	6,824,535
U.S. Treasury Notes, 1.50%, 2/15/25(3)	10,500,000	10,226,877
U.S. Treasury Notes, 2.00%, 2/15/25	6,000,000	5,864,848
U.S. Treasury Notes, 0.625%, 5/15/30	5,400,000	4,318,734
U.S. Treasury Notes, 4.125%, 8/31/30	7,000,000	6,853,164
U.S. Treasury Notes, 2.75%, 8/15/32	6,850,000	6,034,556
TOTAL U.S. TREASURY SECURITIES (Cost $179,750,063)		175,015,274
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.7%
GNMA, 4.00% TBA	13,000,000	11,951,259
GNMA, 4.00% TBA	3,000,000	2,759,741
GNMA, 5.00% TBA	12,500,000	12,133,481
GNMA, 5.50% TBA	12,000,000	11,904,983
GNMA, 6.00% TBA	10,000,000	10,062,789
GNMA, 5.50% TBA	2,500,000	2,477,666
UMBS, 2.00% TBA	4,000,000	3,494,599
UMBS, 2.00% TBA	1,500,000	1,312,115
UMBS, 3.00% TBA	12,000,000	10,092,071
UMBS, 3.00% TBA	7,000,000	5,891,417
UMBS, 3.00% TBA	6,000,000	5,518,320
UMBS, 3.00% TBA	2,000,000	1,841,159
UMBS, 4.00% TBA	14,000,000	12,706,524
UMBS, 4.00% TBA	10,000,000	9,079,605
UMBS, 4.00% TBA	5,500,000	5,273,963
UMBS, 4.50% TBA	7,000,000	6,828,498
UMBS, 5.00% TBA	11,500,000	11,068,992

UMBS, 5.00% TBA	3,000,000	2,887,094
UMBS, 5.50% TBA	7,000,000	6,887,546
UMBS, 5.50% TBA	2,000,000	1,967,401
UMBS, 6.00% TBA	2,500,000	2,503,824
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $138,450,020)		138,643,047
U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	498,000	495,716
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	760,000	757,367
FHLB, 5.50%, 1/26/26	1,000,000	999,365
FHLB, 3.25%, 11/16/28	820,000	778,752
FHLMC, 5.31%, 11/15/24	250,000	249,691
FHLMC, 4.00%, 11/25/24	436,000	432,723
FHLMC, 0.375%, 7/21/25	600,000	569,063
FHLMC, 0.65%, 10/27/25	690,000	649,599
FNMA, 1.625%, 1/7/25	129,000	126,267
FNMA, 0.50%, 6/17/25	490,000	467,305
FNMA, 6.25%, 5/15/29	315,000	338,703
FNMA, 7.25%, 5/15/30	270,000	307,098
FNMA, 6.625%, 11/15/30	347,000	385,357
Tennessee Valley Authority, 0.75%, 5/15/25	858,000	822,783
Tennessee Valley Authority, 7.125%, 5/1/30	1,047,000	1,177,158
Tennessee Valley Authority, 5.25%, 9/15/39	735,000	756,416
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $9,462,057)		9,313,363
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Japan — 0.1%
Japan Bank for International Cooperation, 1.75%, 10/17/24	1,000,000	985,715
Sweden — 0.2%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	497,544
Svensk Exportkredit AB, 0.625%, 5/14/25	364,000	348,450
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	419,284
		1,265,278
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,268,583)		2,250,993
SHORT-TERM INVESTMENTS(4) — 10.3%
Money Market Funds — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio(5)	6,417,618	6,417,618
Treasury Bills(6) — 9.4%
U.S. Treasury Bills, 5.41%, 7/11/24	4,500,000	4,474,991
U.S. Treasury Bills, 5.44%, 7/25/24	6,000,000	5,954,283
U.S. Treasury Bills, 5.44%, 8/1/24	8,250,000	8,179,016
U.S. Treasury Bills, 5.42%, 8/6/24	8,000,000	7,925,333
U.S. Treasury Bills, 5.41%, 8/22/24	12,000,000	11,860,533
U.S. Treasury Bills, 5.43%, 8/27/24	10,000,000	9,876,632
U.S. Treasury Bills, 5.43%, 9/10/24	6,000,000	5,913,953
U.S. Treasury Bills, 4.68%, 8/8/24	9,300,000	9,210,658
U.S. Treasury Bills, 5.43%, 10/1/24	2,500,000	2,456,759
		65,852,158
TOTAL SHORT-TERM INVESTMENTS (Cost $72,250,788)		72,269,776
TOTAL INVESTMENT SECURITIES — 119.3% (Cost $855,299,908)		840,902,139
OTHER ASSETS AND LIABILITIES — (19.3)%		(135,854,198)
TOTAL NET ASSETS — 100.0%		$705,047,941

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	45	September 2024	$5,222,812	$(16,385)
U.S. Treasury Ultra Bonds	25	September 2024	3,060,938	(4,142)
			$8,283,750	$(20,527)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	27	September 2024	$3,024,844	$10,580
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 42	Sell	1.00%	6/20/29	$15,000,000	$320,832	$45,972	$366,804
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,228,582. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $878,295, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,111,320.
(4)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward committments. At the period end, the aggregate value of cash deposits received was $104,000.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,417,618.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$443,409,686	—
U.S. Treasury Securities	—	175,015,274	—
U.S. Government Agency Mortgage-Backed Securities	—	138,643,047	—
U.S. Government Agency Securities	—	9,313,363	—
Sovereign Governments and Agencies	—	2,250,993	—
Short-Term Investments	$6,417,618	65,852,158	—
	$6,417,618	$834,484,521	—
Other Financial Instruments
Futures Contracts	$10,580	—	—
Swap Agreements	—	$366,804	—
	$10,580	$366,804	—
Liabilities
Other Financial Instruments
Futures Contracts	$20,527	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.